INCOME TAXES - Components of Other Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Amount before income tax
Deferred tax expense on remeasurement of defined benefit liability		$ 302		$ 267		$ 2,550
Other comprehensive income, before tax, cash flow hedges		2,358		219		(438)
Deferred tax expense, before tax		2,660		486		2,112
Deferred income taxes
Deferred tax expense on remeasurement of defined benefit liability		(213)		(66)		(964)
Income tax relating to cash flow hedges of other comprehensive income		(750)		(83)		166
Deferred tax expense, tax		(963)		(149)		(798)
Amount net of income taxes
Deferred tax expense on remeasurement of defined benefit liability	[2]	89	[1]	201	[3]	1,586
Other comprehensive income, net of tax, cash flow hedges	[4]	1,608	[5]	136	[6]	(272)
Deferred tax expense, net of tax		1,697		$ 337		$ 1,314
Deferred tax expense due to TCJA reduction in US statutory rate		$ (598)

[1]	Presented net of deferred income tax expense of $213 for the year ended December 31, 2017.
[2]	Presented net of deferred income tax expense of $213 in 2017, $66 in 2016, and $964 in 2015.
[3]	Presented net of deferred income tax expense of $66 for the year ended December 31, 2016.
[4]	Presented net of deferred income tax expense (benefit) of $750 in 2017, $83 in 2016 and ($166) in 2015.
[5]	Presented net of deferred income tax expense of $750 for the year ended December 31, 2017.
[6]	Presented net of deferred income tax expense of $83 for the year ended December 31, 2016.